Securitizations and Variable Interest Entities, Principal Balances of Off-Balance Sheet Securitized Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	$ 1,311,060	$ 1,237,866
Delinquent loans	35,508	34,343
Net charge-offs (recoveries)	2,091	2,146
Commercial and Industrial Loans [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	0	1
Delinquent loans	0	0
Net charge-offs (recoveries)	0	0
Commercial Real Estate Mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	137,121	144,655
Delinquent loans	11,142	9,174
Net charge-offs (recoveries)	569	738
Total Commercial [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	137,121	144,656
Delinquent loans	11,142	9,174
Net charge-offs (recoveries)	569	738
Real estate 1-4 family first mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	1,171,666	1,090,755
Delinquent loans	24,235	25,067
Net charge-offs (recoveries)	1,506	1,408
Real estate 1-4 family junior lien mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	2	1
Delinquent loans	0	0
Net charge-offs (recoveries)	16	0
Other revolving credit and installment [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	2,271	2,454
Delinquent loans	131	102
Net charge-offs (recoveries)	0	0
Total Consumer [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	1,173,939	1,093,210
Delinquent loans	24,366	25,169
Net charge-offs (recoveries)	$ 1,522	$ 1,408